Subsequent Events (Details) - USD ($)	Aug. 11, 2025	Feb. 09, 2025	Aug. 13, 2025	Jul. 08, 2025	Jun. 30, 2025	May 07, 2025	Apr. 07, 2025	Mar. 06, 2025	Feb. 10, 2025	Jan. 28, 2025	Jan. 10, 2025	Dec. 31, 2024	Dec. 11, 2024	Dec. 10, 2024	Nov. 14, 2024	Nov. 11, 2024	Oct. 15, 2024	Sep. 12, 2024	Aug. 08, 2024	Jul. 10, 2024	Jun. 14, 2024	May 14, 2024	Apr. 16, 2024	Mar. 13, 2024	Feb. 09, 2024	Jan. 10, 2024	Jan. 08, 2024	Dec. 31, 2023	Jun. 21, 2023
Subsequent Event [Line Items]
Deposit					$ 277,093	$ 6,203	$ 6,203	$ 6,203	$ 6,203			$ 850,640	$ 6,203		$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 60,000	$ 6,203	$ 60,000
Deposit into the trust account					$ 231,800							$ 231,800																	$ 2,400,000
Forecast [Member]
Subsequent Event [Line Items]
Deposit							$ 6,203
Citigroup [Member]
Subsequent Event [Line Items]
Deferred underwriting commissions										$ 8,956,250
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposit								$ 6,203	$ 6,203		$ 6,203
Deposit into the trust account			$ 25,000
Subsequent Event [Member] | Promissory Note with Related Party [Member]
Subsequent Event [Line Items]
Principal amount		$ 500,000
Business days		5 days
Subsequent Event [Member] | Citigroup [Member]
Subsequent Event [Line Items]
Deferred underwriting commissions										$ 8,956,250
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in Shares)					9,835,000							9,835,000																9,835,000	8,881,250
Price per share (in Dollars per share)														$ 11.76
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Price per share (in Dollars per share)			$ 0.02
Issuance of shares (in Shares)	400,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional contributed amount	$ 400,000
Sponsor [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in Shares)		300,000
Trust Account [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposit	6,203			$ 6,203
Polar Capital Investment [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional contributed amount	$ 900,000
Issuance of shares (in Shares)	900,000